Income Taxes (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred income tax assets (liabilities):
Property and equipment	$ (35,232)	$ (79,190)
Deferred revenue	46,211	38,989
Accrued expenses	53,112	50,613
Share based compensation related	2,110,364	1,738,280
Other	216,544	334,217
Net operating loss carryforwards	28,798,998	24,125,719
Deferred income tax assets (liabilities), gross	31,189,997	26,208,628
Less valuation allowance	(31,189,997)	(26,208,628)
Deferred income tax assets (liabilities), Net